Share capital	6 Months Ended
Jun. 30, 2021
Share capital
Share capital

12.Share capital

Authorized share capital

Unlimited number of common shares without par value.

At June 30, 2021, the Company had 113,040,021 issued and outstanding common shares (December 31, 2020 – 89,309,563).

On December 21, 2020, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell common shares of the Company (the “Shares”) having an aggregate offering price of up to $100,000,000 through the Agents (the “Sales Agreement December”).

On February 8, 2021, the Company contracted with the Agents to sell Shares having an aggregate offering price of up to  $100,000,000 through the Agents (the “Sales Agreement February”).

In accordance with the terms of the Sales Agreement December and Sales Agreement February the Company may offer and sell Shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The Shares may be offered and sold by any method permitted by law deemed to be an “at the market” (“ATM”) offering as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through Nasdaq or on any other existing trading market for the Shares, and, if expressly authorized by the Company, in negotiated transactions.

From January 4 to January 8, 2021, the Company issued 6,741,420 Shares for the ATM offering under the Sales Agreement December for gross proceeds of $46,558,988. Share issue costs related to the ATM offering were $1,258,122.

From February 9 to March 12, 2021, the Company issued 13,624,075 Shares for the ATM offering under the Sales Agreement February for gross proceeds of $99,999,996. Share issue costs related to the ATM offering were $2,702,209.

During the three months ended March 31, 2021, the Company issued 2,195,640 shares for warrants exercised by investors for proceeds of $4,726,428.

During the three months ended June 30, 2021, the Company issued 88,774 shares for warrants exercised by investors for proceeds of $288,099.

During the three months ended March 31, 2021, the Company issued 1,058,724 shares for options exercised by investors for proceeds of $449,459.

During the three months ended June 30, 2021, the Company issued 21,825 shares for options exercised by investors for proceeds of $50,329.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three and six months ended June 30, 2021 was based on the net loss attributable to common shareholders of $11,447,385 and $11,628,049, respectively (June 30, 2020 – $9,338,299 and $10,757,128 for three and six months respectively), and the weighted average number of common shares outstanding of 112,962,128 and 108,301,375, respectively (June 30, 2020 – 46,036,494 and 41,453,016 respectively). Fully diluted loss per share did not include the effect of 12,931,467 stock options (June 30, 2020 – 12,498,004), 12,198,402 warrants (June 30, 2020 – 20,415,896), 44,623 DSUs (June 30, 2020 – Nil) and 507,849 RSUs (June 30, 2020 – Nil) as the effect would be anti-dilutive.

Stock options

The Company adopted its 2020 Stock Incentive Plan (the “Plan”) on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000.  Such stock options will be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase one common share of the Company or to exchange common shares of the Company without cash payment for the number of common shares calculated by formula as set forth in the option agreement.

The changes in stock options during the six months ended June 30, 2021 and the year ended December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of options	exercise price	Number of options	exercise price
Options outstanding, beginning	13,008,364	$2.14	12,908,315	$2.03
Options granted	1,210,000	5.25	1,790,000	3.47
Options exercised	(1,126,109)	0.80	(632,822)	1.83
Options forfeited/expired/cancelled	(160,788)	5.32	(1,057,129)	3.20
Options outstanding, ending	12,931,467	$2.53	13,008,364	$2.14

Details of stock options outstanding as at June 30, 2021 were as follows:

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.96	1,327,273	1,327,273
$0.80 CAD	1.45	334,091	334,091
$2.00 CAD	2.86	85,104	84,063
$1.80	5.30	120,000	120,000
$1.91	5.44	4,930,000	3,434,800
$2.45	5.10	1,250,000	1,250,000
$2.53	5.11	131,818	131,818
$2.62	0.99	700,000	459,375
$3.40	4.72	1,035,000	1,035,000
$3.41	6.06	1,271,978	615,733
$3.77	6.98	245,000	127,191
$4.15	9.64	805,000	306,562
$5.00	2.42	193,629	193,629
$6.18	4.11	25,000	18,233
$7.23	6.54	244,970	89,970
$7.75	6.64	110,000	36,668
$9.60	3.52	122,604	107,862
		12,931,467	9,672,268

The weighted average grant date fair value of stock options granted during the six months ended June 30, 2021 was $2.65 (June 30, 2020 - Nil).

During the three and six months ended June 30, 2021, the Company recognized stock-based compensation expense of $1,453,594 and $2,649,540 (June 30, 2020 - $1,021,818 and $2,906,388 for three and six months, respectively), respectively, for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company or to exchange common shares of the Company without cash payment for the number of common shares calculated by the formula set forth in the warrant agreement.

The changes in warrants during the three months ended June 30, 2021 and the year ended December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	15,070,883	$4.01	20,603,396	$3.57
Warrants exercised	(2,285,005)	2.77	(5,387,200)	2.49
Warrants expired	(587,476)	7.83	(145,313)	1.49
Warrants outstanding, ending	12,198,402	$4.75	15,070,883	$4.01

At June 30, 2021, all warrants outstanding were exercisable. Details of warrants outstanding as at June 30, 2021 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.62 years	6,600,146
$2.00 USD - $24.00 USD	2.63 years	1,096,988
Transferable Warrants
$4.25 USD	2.11 years	4,501,268
Warrants outstanding, ending	1.35 years	12,198,402

DSUs

Deferred Stock Units (“DSU’s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. DSUs are accounted for as equity-settled share-based payment transactions as the terms of a DSU provide the Company with the choice of whether to settle in cash or by issuing equity instruments. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss in the period they are granted (immediate vesting).

The changes in DSUs during the three months ended June 30, 2021 and the year ended December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of DSU	exercise price	Number of DSU	exercise price
DSUs outstanding, beginning	44,623	$3.41	—	$—
DSUs granted	—	—	44,623	3.41
DSUs exercised	—	—	—	—
DSUs outstanding, ending	44,623	$3.41	44,623	$3.41

Details of DSUs outstanding as at June 30, 2021 are as follows:

			Number of DSUs
Deemed value	Weighted average contractual life	Number of DSUs outstanding	exercisable
$3.41	9.07	44,623	44,623

During the three and six months ended June 30, 2021, the Company recognized stock-based compensation expense of $Nil (June 30, 2020 - $Nil) for DSUs granted during the period.

RSUs

Restricted Stock Units (“RSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Plan. RSUs are accounted for as equity-settled share-based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statement of comprehensive loss over the vesting period.

The changes in RSUs during the three months ended June 30, 2021 and the year ended December 31, 2020 are as follows:

	June 30, 2021		December 31, 2020
		Weighted		Weighted
		average		average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	507,849	$3.44	—	$—
RSUs granted	—	—	507,849	3.44
RSUs exercised	—	—	—	—
RSUs outstanding, ending	507,849	$3.44	507,849	$3.44

Details of RSUs outstanding as at June 30, 2021 are as follows:

Deemed value	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$3.44	9.06	507,849	—

During the three and six months ended June 30, 2021, the Company recognized stock-based compensation expense of $ 266,889 and $533,809 (June 30, 2020 - $ Nil for three and six months), respectively, for RSUs granted during the period.